Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2022 1,958 2,670 1,467 722 6,816
Additions 227 4 36 57 324
Disposals at cost (10) (50) 0 1 (58)
Transfers (227) (516) 0 (239) (982)
Expensed exploration expenditures previously capitalised (283) (59) 0 0 (342)
Impairment of goodwill 0 0 (3) 0 (3)
Foreign currency translation effects (65) (14) (121) (13) (213)
Cost at 31 December 2022 1,599 2,035 1,380 528 5,542
Accumulated depreciation and impairment losses

at 31 December
2022 1) (384) (384)
Carrying amount at 31 December 2022 1,599 2,035 1,380 144 5,158
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2021 2,261 3,932 1,481 831 8,505
Additions 191 36 61 90 378
Disposals at cost (22) 1 (3) (29) (53)
Transfers (432) (1,137) 0 (161) (1,730)
Expensed exploration expenditures previously capitalised (19) (152) 0 0 (171)
Impairment of goodwill 0 0 (1) 0 (1)
Foreign currency translation effects (21) (10) (70) (10) (111)
Cost at 31 December 2021 1,958 2,670 1,467 722 6,816
Accumulated depreciation and impairment losses

at 31 December
2021 1) (364) (364)
Carrying amount at 31 December 2021 1,958 2,670 1,467 358 6,452

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million) 2022 2021
Less than one year 250 234
Between one and five years 340 692
More than five years 1,009 1,033
Total capitalised exploration expenditures 1,599 1,958

Components of the exploration expenses [text block]
The table below shows the components of the exploration

expenses.
Full year
(in USD million) 2022 2021 2020
Exploration expenditures 1,087 1,027 1,371
Expensed exploration expenditures previously capitalised 342 171 2,506
Capitalised exploration (224) (194) (394)
Exploration expenses 1,205 1,004 3,483